Supplemental Disclosure with Respect to Cash Flows (Tables)	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flow Elements [Abstract]
Summary of Detailed Breakdown of Cash and Cash Equivalents	A detailed breakdown of cash and cash equivalents is as follows:

	December 31, 2023	December 31, 2022
Cash	$19,341,756	$10,830,891
Cash equivalents	—	7,432,498

Total	$19,341,756	$18,263,389